Income Tax and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX AND DEFERRED TAXES
Components of Income Tax Expense Benefit

	2025	2024	2023
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThUS$	ThUS$	ThUS$
(Expense) / Current income tax	(204,976)	(245,240)	(194,805)
Adjustments to current tax from the previous period	(3,475)	(2,978)	(6,934)
(Expense) / Current tax (expenses) / benefit (related to cash flow hedges) (1)	(4,989)	175,880	(60,631)
Current tax expense, net	(213,440)	(72,338)	(262,370)

Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	3,381	35,327	(7,793)
Total deferred tax benefit / (expense)	3,381	35,327	(7,793)

Income tax (expense) /benefit	(210,059)	(37,011)	(270,163)

Summary of Reconciliation of Tax Expense

	Tax	2025	Tax	2024	Tax	2023
Reconciliation of Tax Expense	Rate	ThUS$	Rate	ThUS$	Rate	ThUS$
Accounting profit before tax		794,958		239,443		1,079,790
Total tax expense using statutory rate	(27.00)%	(214,639)	(27.00)%	(64,649)	(27.00)%	(291,543)
Tax effect of rates applied in other countries	0.05%	406	2.87%	6,882	(0.48)%	(5,192)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	0.75%	5,928	1.99%	4,776	0.39%	4,160
Tax effect of non-deductible expenses for determining taxable profit (loss)	(0.76)%	(6,071)	(5.55)%	(13,288)	(1.22)%	(13,221)
Tax effect of adjustments to income taxes in previous periods	(0.44)%	(3,475)	(1.24)%	(2,978)	(0.64)%	(6,934)
Price level restatement for tax purposes (investments and equity)	0.98%	7,792	13.47%	32,246	3.94%	42,567
Total adjustments to tax expense using statutory rate	0.58%	4,580	11.54%	27,638	1.98%	21,380
Income tax expense	(26.42)%	(210,059)	(15.46)%	(37,011)	(25.02)%	(270,163)

Summary of Origination and Changes in Deferred Tax Assets and Liabilities

	12-31-2025		12-31-2024		01-01-2024
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Deferred Tax Assets/(Liabilities)	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	34,872	(276,870)	35,259	(275,288)	37,600	(315,274)
Obligations for post-employment benefits	6,719	(1,067)	7,444	(1,167)	7,491	(992)
Tax loss	62,074	—	85,834	—	93,274	—
Provisions	118,585	(651)	108,166	(1,026)	129,004	(751)
Decommissioning provision	53,930	—	54,639	—	67,135	—
Provision for civil contingencies	457	—	5,543	—	454	—
Provision for doubtful trade accounts	16,406	(644)	9,051	(1,022)	6,423	(751)
Provision of Human Resources accounts	11,399	—	12,706	—	14,146	—
Provision of services rendered by foreign companies	12,107	—	11,308	—	26,465	—
Other Provisions	24,286	(7)	14,919	(4)	14,381	—
Other Deferred Taxes	137,515	(153,677)	102,212	(144,384)	116,975	(175,457)
Capitalization of expenses for issuance of financial debt	—	(9,955)	—	(12,274)	—	(15,838)
Leasing Net effect	132,528	(132,912)	96,091	(100,540)	112,224	(128,804)
Tax negative goodwill	—	(4,493)	—	(6,562)	—	(8,632)
Price-level Adjustment – Argentina	—	(1,957)	—	(24,619)	—	(22,097)
Other deferred taxes	4,987	(4,360)	6,121	(389)	4,751	(86)
Deferred tax assets/(liabilities) before compensation	359,765	(432,265)	338,915	(421,865)	384,344	(492,474)
Compensation deferred taxes assets/liabilities	(231,813)	231,813	(213,230)	213,230	(295,793)	295,793
Deferred tax assets/(liabilities) after compensation	127,952	(200,452)	125,685	(208,635)	88,551	(196,681)

		Movements
Recognized in other in comprehensive income	Net balance as of January 1, 2025	Recognized in profit or loss	Recognized in others in comprehensive income	Incorporation of subsidiaries to the scope of consolidation	Foreign currency exchange difference	Other increases (decreases)	Net balance as of December 31, 2025
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(240,029)	(2,575)	—	—	886	(280)	(241,998)
Obligations for post-employment benefits	6,277	(728)	96	—	7	—	5,652
Tax loss	85,834	(25,724)	—	—	1,964	—	62,074
Provisions	107,140	5,980	—	—	4,814	—	117,934
Decommissioning Provision	54,639	(815)	—	—	106		53,930
Provision for civil contingencies	5,543	(5,098)	—	—	12	—	457
Provision for doubtful trade accounts	8,029	7,627	—	—	106	—	15,762
Provision of Human Resources accounts	12,706	(1,563)	—	—	256	—	11,399
Provision of services rendered by foreign companies	11,308	778	—	—	21	—	12,107
Other provisions	14,915	5,051	—	—	4,313	—	24,279
Other deferred taxes	(42,172)	26,428	—	—	(418)	—	(16,162)
Capitalization of expenses for issuance of financial debt	(12,274)	2,325	—	—	(6)	—	(9,955)
Leasing Net effect	(4,449)	4,412	—	—	(347)	—	(384)
Tax negative goodwill	(6,562)	2,077	—	—	(8)	—	(4,493)
Price-level Adjustment – Argentina	(24,619)	22,710	—	—	(48)		(1,957)
Other deferred taxes	5,732	(5,096)	—	—	(9)	—	627
Deferred tax assets/(liabilities)	(82,950)	3,381	96	—	7,253	(280)	(72,500)

		Movements
Recognized in other in comprehensive income	Net balance at January 1, 2024	Recognized in profit or loss	Recognized in others in comprehensive income	Incorporation of subsidiaries to the scope of consolidation (i)	Foreign currency exchange difference	Other increases (decreases)	Net balance as of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(277,674)	33,224	—	23	4,398	—	(240,029)
Obligations for post-employment benefits	6,499	(380)	873	—	(715)	—	6,277
Tax loss	93,274	(5,447)	—	1,592	(3,585)	—	85,834
Provisions	128,251	(8,672)	—	299	(12,738)	—	107,140
Decommissioning Provision	67,135	(5,828)	—	—	(6,668)	—	54,639
Provision for civil contingencies	454	5,431	—	—	(342)	—	5,543
Provision for doubtful trade accounts	5,672	3,197	—	—	(840)	—	8,029
Provision of Human Resources accounts	14,146	(146)	—	317	(1,611)	—	12,706
Provision of services rendered by foreign companies	26,465	(12,683)	—	—	(2,474)	—	11,308
Other provisions	14,379	1,357	—	(18)	(803)	—	14,915
Other deferred taxes	(58,480)	16,603	—	586	(260)	(621)	(42,172)
Capitalization of expenses for issuance of financial debt	(15,838)	1,760	—	—	1,804	—	(12,274)
Leasing Net effect	(16,579)	10,134	—	—	1,996	—	(4,449)
Tax negative goodwill	(8,632)	1,519	—	—	551	—	(6,562)
Price-level Adjustment – Argentina	(22,096)	2,059	—	—	(3,961)	(621)	(24,619)
Other deferred taxes	4,665	1,131	—	586	(650)	—	5,732
Deferred tax assets/(liabilities)	(108,130)	35,328	873	2,500	(12,900)	(621)	(82,950)

(1)On August 1, 2024, Enel Chile subscribed a capital increase in Enel X Way Chile S.p.A., which was fully contributed on August 23, 2024. Through capital increase, Enel Chile increased its interest in Enel X Way Chile S.p.A. from 49% to 62.46%, resulting in it becoming a subsidiary entity (see Note 2.4.1 iii)

Effects of Deferred Tax on Components of Other Comprehensive Income

	2025			2024			2023
Deferred Income Tax Effects on the Components of Other Comprehensive Income	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Cash flow hedge	(12,457)	4,989	(7,468)	643,292	(175,880)	467,412	(224,558)	60,631	(163,927)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	—	—	—	—	—	—	16	—	16
Foreign currency translation differences	76,187	—	76,187	(497,393)	—	(497,393)	(111,354)	—	(111,354)
Actuarial gains(losses) on defined-benefit pension plans	(357)	96	(261)	(3,233)	873	(2,360)	(32)	9	(23)
Income tax related to components of other income and expenses with a charge or credit in equity	63,373	5,085	68,458	142,666	(175,007)	(32,341)	(335,928)	60,640	(275,288)

Movements in Deferred Taxes for Components of Other Comprehensive Income

	For the years ended December 31,
	2025	2024	2023
Deferred taxes of components of other comprehensive income	ThUS$	ThUS$	ThUS$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	96	873	9
Income tax of movements in cash flow hedge transactions	4,989	(175,880)	60,631
Total income tax relating to components of other comprehensive income	5,085	(175,007)	60,640